Leases	6 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

6. LEASES

The Company’s noncancelable operating leases consist of leases for land. The Company is the lessee under the terms of the operating leases. For the six months ended March 31, 2026 and 2025, the operating lease cost was $0.43 million and $0.67 million, respectively.

The Company’s operating leases have remaining lease terms that range from approximately 1 year to 8 years. As of March 31, 2026 and September 30, 2025, the weighted average remaining lease term and weighted average discount rate were 8 years and 11.35 years, 4.90% and 4.88%, respectively.

Maturities of lease liabilities were as follows:

Six months ended March 31, 2026 (Unaudited)	Operating Lease
2027	$316,501
2028	316,501
2029	316,501
2030	316,501
2031	316,501
From 2032 to September 30, 2033	791,255
Total	$2,373,760
Less: amounts representing interest	$390,664
Present value of future minimum lease payments	1,983,096
Less: Current obligations	224,323
Long term obligations	$1,758,773